SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Of Operations Summary Information:
Net Income/ (loss)	$ 5,175,675	$ 2,675,037
Weighted-average Common Shares Outstanding - Basic And Diluted	305,451,498	304,166,073
Net Profit Per Share, Basic And Diluted	$ 0.02	$ 0.01